Fair Value of Financial Instruments and Risk Management - Foreign Exchange Hedge (Narrative) (Details) - Foreign net investments - USD ($) $ in Billions	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unhedged foreign net investments	$ 12.6	$ 11.5
Designated as hedginginstrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Long-term debt designated as an effective hedge	$ 2.2	$ 2.6